Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	€ 0.002	€ 0.002
Common stock, shares authorized	79,420,315	79,420,315
Common stock, shares issued	55,318,354	25,000,043
Common stock, shares outstanding	55,318,354	25,000,043